TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 502,000,000	$ 471,000,000
Collateral deposits	434,000,000	0
Prepaids and others	83,000,000	45,000,000
Income tax receivables	30,000,000	5,000,000
Inventory	20,000,000	22,000,000
Other short-term receivables	77,000,000	80,000,000
Trade receivables and other current assets, net	$ 1,146,000,000	$ 623,000,000
% of trade receivables that is current	89.00%	95.00%